SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (Unaudited)	12 Months Ended
Dec. 31, 2013
SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION [Abstract]
SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION

NOTE 17 - SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (UNAUDITED)

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DISCLOSURES ABOUT CAPITALIZED COSTS, COSTS INCURRED (COMMENT 7)

Capitalized costs related to oil and gas activities are as follows:

                                                      December 31,

                                                 2013             2012

                                             ------------     -----------

Unproved properties                          $   214,584      $  150,001

Proved properties                              5,614,987               -

                                             ------------     -----------

                                               5,829,571         150,001

Accumulated depreciation and depletion           (60,100)              -

                                             ------------     -----------

                                             $ 5,769,471      $  150,001

                                             ============     ===========

Costs incurred in oil and gas property acquisition,  exploration and development are as follows:

                                                                For the Period

                                                                March 28, 2012

                                       For the Year Ended    (inception) through

                                        December 31, 2013     December 31, 2012

                                       ------------------    -------------------

Acquisition of properties:

 Unproved                              $          43,515     $       150,001

 Proved                                        4,312,431                   -

Exploration costs                                 21,818                   -

Development costs                              1,301,806                   -

                                       ------------------    -------------------

                                       $       5,679,570     $       150,001

INFORMATION REGARDING PROVED OIL AND GAS RESERVES

There are numerous  uncertainties  inherent in  estimating  quantities of proved crude  oil  and  natural  gas  reserves.  Crude  oil  and  natural  gas  reserve engineering is a subjective process of estimating  underground  accumulations of crude oil and natural gas that cannot be precisely measured. The accuracy of any reserve  estimate  is a  function  of  the  quality  of  available  data  and of engineering  and geological  interpretation  and judgment.  Results of drilling,

testing  and  production  subsequent  to the date of the  estimate  may  justify revision of such estimate.  Accordingly,  reserves estimates are often different from the quantities of crude oil and natural gas that are ultimately recovered.

Proved oil and gas  reserves  are those  quantities  of oil and gas,  which,  by analysis of geoscience and  engineering  data, can be estimated with  reasonable certainty to be economically  producible - from a given date forward, from known reservoirs,  and under existing  economic  conditions,  operating  methods,  and government  regulations  - prior to the time at which  contracts  providing  the right to operate expire,  unless  evidence  indicates that renewal is reasonably certain,  regardless of whether  deterministic or probabilistic methods are used for the estimation.  The project to extract the hydrocarbons must have commenced or the operator  must be  reasonably  certain that it will  commence the project within a reasonable time.

The area of the reservoir  considered as proved  includes all of the  following:

(a) the area identified by drilling and limited by fluid  contacts,  if any, and

(b) adjacent  undrilled  portions of the  reservoir  that can,  with  reasonable certainty,  be  judged  to be  continuous  with it and to  contain  economically producible oil or gas on the basis of available geoscience and engineering data.

In the absence of data on fluid contacts,  proved  quantities in a reservoir are limited by the lowest known  hydrocarbons as seen in a well  penetration  unless geoscience, engineering, or performance data and reliable technology establish a lower contact with reasonable certainty.

Reserves  that can be  produced  economically  through  application  of improved recovery techniques (including but not limited to, fluid injection) are included in the proved  classification  when both of the following  occur: (a) successful testing by a pilot project in an area of the reservoir  with  properties no more favorable  than in the  reservoir  as a whole,  the  operation  of an  installed program  in the  reservoir  of an  analogous  reservoir,  or other  evidence  of reliable  technology  establishes  the reasonable  certainty of the  engineering analysis on which the project or program was based, and (b) the project has been approved  for  development  by all  necessary  parties and  entities,  including governmental entities.

Existing  economic  conditions  include  prices  and  costs  at  which  economic productivity  from a  reservoir  is to be  determined.  The  price  shall be the average price during the 12-month  period prior to the ending date of the period covered by the report,  determined  as an unweighted  arithmetic  average of the first-day-of-the-month  price for each month within such period,  unless  prices are defined by contractual arrangements, excluding escalations based upon future conditions.

Proved  developed oil and gas reserves are proved  reserves that can be expected to be  recovered:  (i)  through  existing  wells  with  existing  equipment  and operating  methods or in which the cost of the required  equipment is relatively minor compared to the costs of a new well; and (ii) through installed extraction equipment and infrastructure  operational at the time of the reserve estimate if the extraction is by means not involving a well.

Proved undeveloped oil and gas reserves are proved reserves that are expected to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major expenditure is required for recompletion. Reserves on undrilled acreage shall be limited to those directly offsetting  development spacing areas that are reasonably  certain of production  when drilled,  unless evidence using reliable  technology  exists that establishes  reasonable  certainty of economic productivity  at greater  distances.  Undrilled  locations  can be classified as having  undeveloped  reserves  only  if a  development  plan  has  been  adopted indicating  that they are scheduled to be drilled within five years,  unless the specific  circumstances,  justify a longer time.  Under no  circumstances  shall estimates for  undeveloped  reserves be attributable to any acreage for which an

application  of  fluid  injection  or  other  improved  recovery   technique  is

contemplated,  unless  such  techniques  have been  proved  effective  by actual projects in the same reservoir or an analogous  reservoir,  or by other evidence using reliable technology establishing reasonable certainty.

"Prepared"  reserves are those  quantities of reserves which were prepared by an independent  petroleum  consultant.  "Audited"  reserves are those quantities of revenues  which were  estimated  by the  Company's  employees  and audited by an independent  petroleum  consultant.  An audit is an  examination  of a company's proved  oil and gas  reserves  and net  cash  flow by an  independent  petroleum consultant  that is  conducted  for the purpose of  expressing  an opinion as to whether such  estimates,  in aggregate,  are reasonable and have been determined using  methods  and  procedures  widely  accepted  within  the  industry  and in accordance with SEC rules.

Estimates of the Company's crude oil and natural gas reserves and present values at  December  31,  2013  were  prepared  by Ralph  E.  Davis  Associates,  Inc.,

independent reserve engineers.

ESTIMATED QUANTITIES OF PROVED OIL AND GAS RESERVES

Estimated  quantities  of proved  crude oil and natural gas reserves at December

31, 2013 and 2012 and changes in the reserves during the periods are shown below

(in  thousands).  These reserve  estimates have been prepared in compliance with

Securities and Exchange  Commission  regulations  using the average price during

the   12-month   period,   determined   as  an   unweighted   average   of   the

first-day-of-the-month for each month.

                                                         Oil            Natural Gas           Total

                                                       (MBbls)             (MMcf)           (Mboe) (1)

                                                   -----------------  ----------------  -----------------

Estimated proved reserves at March 28, 2012                       -                 -                  -

   Purchase of proved reserves                                    -                 -                  -

                                                   -----------------  ----------------  -----------------

Estimated proved reserves at December 31, 2012                    -                 -                  -

   Purchase of proved reserves                                  355                20                357

   Extensions and discoveries (2)(Comment 9)                    133               335                190

   Production                                                    (7)               (1)                (7)

                                                   -----------------  ----------------  -----------------

Estimated proved reserves at December 31, 2013                  481               354                540

                                                   =================  ================  =================

Proved developed reserves:

   December 31, 2012                                              -                 -                  -

   December 31, 2013                                            437               187                468

Proved undeveloped reserves:

   December 31, 2012                                              -                 -                  -

   December 31, 2013                                             44               167                 72

Base pricing, after adjustments for contractual

   differentials:                                    $/BBL WTI SPOT   $/MCF HHUB SPOT

   December 31, 2013                                        $103.99             $3.73

-------------------------

[1] Mboe is based on a ratio of 6 Mcf to 1 barrel.

[2] The 2013  extensions and discoveries  resulted  primarily from the Company's

Oklahoma Blue Quail and Texas Archer County drilling programs and related offset wells as well as workovers of existing Five Jab wells.

STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS

Information  with respect to the standardized  measure of discounted  future net cash flows relating to proved  reserves is summarized  below.  The price used to estimate the  reserves is held  constant  over the life of the  reserve.  Future production  and  development  costs are derived based on current costs  assuming continuation of existing economic conditions.

The  discounted  future net cash flows related to proved oil and gas reserves at

December 31, 2013 and 2012 (in thousands):

                                               December 31,

                                                   2013             2012

                                            -----------------  ---------------

Future cash inflows                         $         51,313   $            -

Less future costs:

   Production                                         16,548                -

   Development [1]                                     3,142                -

   Income taxes                                       10,752                -

                                            -----------------  ---------------

Future net cash flows                                 20,871                -

                 10% discount factor                  (8,161)               -

                                            -----------------  ---------------

Standardized measure  of discounted

   future net cash flows                    $         12,710   $            -

                                            =================  ===============

Estimated future development costs          $          3,142   $            -

                                            =================  ===============

------------------

[1] Includes cost to P&A proved properties.

CHANGES IN DISCOUNTED FUTURE NET CASH FLOWS

The following  summarizes  the principal  sources of change in the  standardized measure of discounted  future net cash flows during the year ended  December 31,

2013 and the period  March 28, 2012  (inception)  through  December 31, 2012 (in thousands):

                                                           For the Period

                                                           March 28, 2012

                              For the Year Ended          (inception) through

                               December 31, 2013           Decmeber 31, 2012

                           --------------------------   -----------------------

Beginning of the period    $                       -    $                    -

Purchase of proved

 reserves                                      8,189                         -

Changes in prices                                958                         -

Extension and discoveries                      3,948

Sales of oil and natural

 gas produced during

 the period, net of

 production costs                               (385)                        -

                           --------------------------   -----------------------

End of period              $                  12,710    $                    -

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